UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	254,475	$10,102,658
Teledyne Technologies Incorporated (a)	146,235	13,747,552
		23,850,210
Automobiles - 0.9%
Winnebago Industries, Inc. (a)	374,911	8,161,812

Banks - 6.5%
BancorpSouth, Inc.	628,474	12,657,466
Columbia Banking System, Inc.	478,240	11,865,135
Hanmi Financial Corporation	432,595	8,721,115
Prosperity Bancshares, Inc.	174,560	9,979,595
Texas Capital Bancshares, Inc. (a)	269,640	15,552,835
		58,776,146
Biotechnology - 3.4%
Charles River Laboratories International, Inc. (a)	156,720	9,362,453
EXACT Sciences Corporation (a)	794,860	15,404,387
Fluidigm Corporation (a)	249,336	6,108,732
		30,875,572
Building Products - 0.7%
PGT, Inc. (a)	706,706	6,586,500

Chemicals - 2.3%
Globe Specialty Metals Inc.	473,785	8,618,149
PolyOne Corporation	336,680	11,979,074
		20,597,223
Commercial Services & Supplies - 4.0%
Healthcare Services Group, Inc.	421,030	12,045,668
Hillenbrand, Inc.	431,570	13,331,197
MSA Safety Incorporated	215,865	10,663,731
		36,040,596
Communications Equipment - 3.7%
Ciena Corporation (a)	592,745	9,910,696
Infinera Corporation (a)	986,195	10,522,701
Knowles Corporation (a)	150,335	3,983,878
Sonus Networks, Inc. (a)	2,620,460	8,961,973
		33,379,248
Construction & Engineering - 1.2%
Primoris Services Corporation	396,900	10,652,796

Construction Materials - 1.1%
Headwaters Incorporated (a)	822,755	10,317,348

Containers & Packaging - 0.8%
Greif, Inc. - Class A	158,410	6,939,942

Diversified Consumer Services - 0.9%
DeVry Education Group Inc.	197,755	8,465,892

Diversified Financials - 2.2%
HFF, Inc. - Class A	348,998	10,103,492
MarketAxess Holdings Inc.	162,235	10,035,857
		20,139,349

Diversified Telecommunication Services - 1.0%
Ruckus Wireless, Inc. (a)	671,420	8,970,171

Electrical Equipment & Instruments - 1.2%
Franklin Electric Co., Inc.	305,965	10,629,224

Electronic Equipment & Instruments - 2.2%
Belden Inc.	137,510	8,803,390
Coherent, Inc. (a)	177,105	10,868,934
		19,672,324
Health Care Equipment & Supplies - 7.9%
Cyberonics, Inc. (a)	196,346	10,045,061
Cynosure, Inc. - Class A (a)	393,393	8,261,253
DexCom Inc. (a)	353,490	14,136,065
Endologix, Inc. (a)	696,553	7,383,462
MWI Veterinary Supply, Inc. (a)	101,420	15,050,728
The Spectranetics Corporation (a)	608,643	16,171,645
		71,048,214
Health Care Providers & Services - 3.9%
Acadia Healthcare Company, Inc. (a)	283,683	13,758,625
Team Health Holdings, Inc. (a)	379,540	22,009,525
		35,768,150
Hotels, Restaurants & Leisure - 2.3%
Belmond Ltd. - Class A (a) (b)	929,682	10,840,092
La Quinta Holdings Inc (a)	549,915	10,442,886
		21,282,978
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	232,275	5,667,510

Internet Software & Services - 3.5%
Euronet Worldwide, Inc. (a)	316,180	15,110,242
LogMeIn, Inc. (a)	207,500	9,559,525
SPS Commerce, Inc. (a)	132,160	7,024,304
		31,694,071
IT Consulting & Services - 2.0%
Acxiom Corporation (a)	532,060	8,805,593
Sapient Corporation (a)	662,440	9,274,160
		18,079,753
Leisure Equipment & Products - 1.0%
Pool Corporation	167,875	9,051,820

Machinery - 3.9%
Barnes Group Inc.	325,840	9,889,244
Chart Industries, Inc. (a)	94,245	5,761,197
CLARCOR Inc.	181,090	11,423,157
The Manitowoc Company, Inc.	344,725	8,083,801
		35,157,399
Media - 1.3%
The E.W. Scripps Company - Class A (a)	711,550	11,605,380

Metals & Mining - 2.7%
Carpenter Technology Corporation	134,430	6,069,514
Commercial Metals Company	458,040	7,818,743
Worthington Industries, Inc.	292,180	10,874,940
		24,763,197

Oil & Gas & Consumable Fuels - 8.9%
Athlon Energy Inc. (a)	466,225	27,148,282
Bill Barrett Corporation (a)	395,595	8,718,914
Matador Resources Company (a)	471,591	12,190,628
Parsley Energy, Inc. - Class A (a)	501,810	10,703,607
Sanchez Energy Corporation (a)	402,243	10,562,901
Synergy Resources Corporation (a)	875,670	10,674,417
		79,998,749
Pharmaceuticals - 2.6%
Akorn, Inc. (a)	662,633	24,033,699

Real Estate Investment Trusts - 5.5%
Kennedy-Wilson Holdings, Inc.	517,062	12,388,806
Pebblebrook Hotel Trust	256,090	9,562,401
Sovran Self Storage, Inc.	122,705	9,124,344
Stag Industrial, Inc.	418,995	8,677,386
Strategic Hotels & Resorts, Inc. (a)	824,810	9,609,036
		49,361,973
Road & Rail - 1.0%
Landstar System, Inc.	131,405	9,486,127

Semiconductor Equipment & Products - 1.5%
Rambus Inc. (a)	1,058,655	13,212,014

Software - 3.4%
ACI Worldwide, Inc. (a)	739,335	13,869,925
Interactive Intelligence Group, Inc. (a)	138,720	5,798,496
Take-Two Interactive Software, Inc. (a)	477,375	11,013,041
		30,681,462
Specialty Retail - 0.6%
Pier 1 Imports, Inc.	442,975	5,266,973

Textiles, Apparel & Luxury Goods - 5.4%
Deckers Outdoor Corporation (a)	142,950	13,891,881
Kate Spade & Company (a)	304,300	7,981,789
Movado Group, Inc.	274,758	9,083,499
Oxford Industries, Inc.	171,145	10,438,134
Skechers U.S.A., Inc. - Class A (a)	136,270	7,264,554
		48,659,857
Thrifts & Mortgage Finance - 2.4%
Capitol Federal Financial Inc.	725,120	8,570,918
Home Bancshares Inc.	460,338	13,538,541
		22,109,459
Trading Companies & Distributors - 0.8%
Aceto Corporation	365,755	7,066,387

TOTAL COMMON STOCKS
(Cost $711,539,856)		868,049,525

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds (c)- 4.3%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	12,619,299	12,619,299
Federated Government Obligations Fund - Institutional Shares, 0.01%	25,982,894	25,982,894

TOTAL SHORT-TERM INVESTMENTS
(Cost $38,602,193)		38,602,193

Total Investments - 100.2%
(Cost $750,142,049)		906,651,718
Liabilities in Excess of Other Assets - (0.2)%		(1,489,389)
TOTAL NET ASSETS - 100.0%		$905,162,329

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$750,142,049
Gross unrealized appreciation	$189,113,935
Gross unrealized depreciation	(32,604,266)
Net unrealized appreciation	$156,509,669

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Aerospace & Defense - 6.0%
B/E Aerospace, Inc. (a)	87,860	$7,374,968
Hexcel Corporation (a)	150,795	5,986,562
Teledyne Technologies Incorporated (a)	99,200	9,325,791
		22,687,321
Banks - 7.3%
BancorpSouth, Inc.	187,155	3,769,302
Comerica Incorporated	155,135	7,735,031
Prosperity Bancshares, Inc.	98,320	5,620,954
Texas Capital Bancshares, Inc. (a)	112,955	6,515,244
Zions Bancorporation	135,565	3,939,519
		27,580,050
Capital Markets - 5.8%
Affiliated Managers Group, Inc. (a)	37,180	7,449,385
E*Trade Financial Corporation (a)	383,440	8,661,909
Raymond James Financial, Inc.	109,755	5,880,673
		21,991,967
Chemicals - 1.7%
PolyOne Corporation	179,130	6,373,445

Commercial Services & Supplies - 2.1%
Hillenbrand, Inc.	260,060	8,033,253

Communications Equipment - 4.1%
Ciena Corporation (a)	292,580	4,891,938
F5 Networks, Inc. (a)	65,380	7,763,220
Knowles Corporation (a)	117,845	3,122,893
		15,778,051
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	66,445	8,567,419

Diversified Financials - 2.2%
Jones Lang LaSalle Incorporated	65,670	8,296,748

Electrical Equipment & Instruments - 2.0%
Acuity Brands, Inc.	63,225	7,442,215

Electronic Equipment & Instruments - 3.3%
Belden Inc.	107,740	6,897,515
Trimble Navigation Limited (a)	180,450	5,503,725
		12,401,240
Food Products - 2.2%
The WhiteWave Foods Company (a)	228,295	8,293,957

Health Care Equipment & Supplies - 8.0%
Align Technology, Inc. (a)	140,340	7,252,771
Cyberonics, Inc. (a)	71,615	3,663,823
DexCom Inc. (a)	154,015	6,159,060
MWI Veterinary Supply, Inc. (a)	39,405	5,847,702
PerkinElmer, Inc.	168,095	7,328,942
		30,252,298

Health Care Providers & Services - 4.7%
Acadia Healthcare Company, Inc. (a)	155,620	7,547,570
Team Health Holdings, Inc. (a)	175,860	10,198,121
		17,745,691
Hotels, Restaurants & Leisure - 1.9%
La Quinta Holdings Inc (a)	389,965	7,405,435

Insurance - 1.6%
Genworth Financial, Inc. - Class A (a)	453,325	5,938,558

Internet Software & Services - 1.4%
Euronet Worldwide, Inc. (a)	111,660	5,336,231

IT Consulting & Services - 1.0%
Sapient Corporation (a)	269,910	3,778,740

Leisure Equipment & Products - 3.7%
Polaris Industries Inc.	58,755	8,800,912
Pool Corporation	99,850	5,383,912
		14,184,824
Machinery - 2.2%
The Middleby Corporation (a)	96,820	8,532,747

Marine - 2.5%
Kirby Corporation (a)	82,185	9,685,502

Media - 1.6%
Gannett Co., Inc.	206,750	6,134,273

Metals & Mining - 1.6%
Allegheny Technologies Incorporated	165,920	6,155,632

Oil & Gas & Consumable Fuels - 8.5%
Athlon Energy Inc. (a)	237,921	13,854,140
Laredo Petroleum, Inc. (a)	169,415	3,796,590
Matador Resources Company (a)	290,905	7,519,894
Memorial Resource Development Corp. (a)	265,315	7,192,690
		32,363,314
Pharmaceuticals - 3.9%
Akorn, Inc. (a)	404,165	14,659,065

Semiconductor Equipment & Products - 2.2%
Rambus Inc. (a)	677,135	8,450,645

Software - 4.0%
ACI Worldwide, Inc. (a)	433,435	8,131,241
Aspen Technology, Inc. (a)	92,435	3,486,648
Take-Two Interactive Software, Inc. (a)	163,015	3,760,756
		15,378,645
Specialty Retail - 2.4%
Tractor Supply Company	69,800	4,293,398
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39,495	4,667,124
		8,960,522
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corporation (a)	71,820	6,979,468
Kate Spade & Company (a)	263,440	6,910,031
		13,889,499

TOTAL COMMON STOCKS
(Cost $289,199,809)		356,297,287

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds (b) - 6.2%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	11,252,525	11,252,525
Federated Government Obligations Fund - Institutional Shares, 0.01%	11,319,080	11,319,080
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01%	807,575	807,575

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,379,180)		23,379,180

Total Investments - 100.0%
(Cost $312,578,989)		379,676,467
Other Assets in Excess of Liabilities - 0.0%		2,999
TOTAL NET ASSETS - 100.0%		$379,679,466

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$312,578,989
Gross unrealized appreciation	$75,403,320
Gross unrealized depreciation	(8,305,842
Net unrealized appreciation	$67,097,478

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 2.6%
Honeywell International Inc.	60,000	$5,587,200
Rockwell Collins, Inc.	40,000	3,140,000
		8,727,200
Auto Components - 1.0%
Gentex Corporation	125,000	3,346,250

Banks - 9.7%
Bank of America Corporation	276,663	4,717,104
Comerica Incorporated	120,000	5,983,200
Cullen/Frost Bankers, Inc.	50,850	3,890,534
Glacier Bancorp, Inc.	60,000	1,551,600
Prosperity Bancshares, Inc.	40,000	2,286,800
SunTrust Banks, Inc.	109,604	4,168,240
Wells Fargo & Company	120,000	6,224,400
Zions Bancorporation	110,000	3,196,600
		32,018,478
Beverages - 2.4%
The Coca-Cola Company	65,000	2,772,900
PepsiCo, Inc.	55,000	5,119,950
		7,892,850
Biotechnology - 3.1%
Amgen Inc.	40,000	5,618,400
Celgene Corporation (a)	50,000	4,739,000
		10,357,400
Chemicals - 4.6%
E. I. du Pont de Nemours and Company	90,000	6,458,400
FMC Corporation	55,000	3,145,450
Monsanto Company	50,000	5,625,500
		15,229,350
Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	100,000	3,131,500
Waste Connections, Inc.	65,000	3,153,800
		6,285,300
Communications Equipment - 0.8%
QUALCOMM Incorporated	33,000	2,467,410

Computers & Peripherals - 5.4%
Apple Inc.	98,000	9,873,500
EMC Corporation	83,000	2,428,580
International Business Machines Corporation	30,000	5,694,900
		17,996,980
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	50,000	6,447,000

Containers & Packaging - 1.4%
Ball Corporation	75,000	4,745,250

Diversified Financials - 0.7%
JPMorgan Chase & Co.	40,000	2,409,600

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	70,000	3,499,300

Electrical Equipment & Instruments - 1.8%
Franklin Electric Co., Inc.	70,000	2,431,800
Roper Industries, Inc.	23,000	3,364,670
		5,796,470
Electronic Equipment & Instruments - 2.0%
National Instruments Corporation	55,000	1,701,150
Trimble Navigation Limited (a)	155,000	4,727,500
		6,428,650
Energy Equipment & Services - 0.8%
Schlumberger Limited (b)	24,500	2,491,405

Food & Drug Retailing - 0.9%
Walgreen Co.	50,000	2,963,500

Food Products - 1.0%
The WhiteWave Foods Company (a)	90,000	3,269,700

Health Care Equipment & Supplies - 3.3%
Covidien PLC (b)	7,000	605,570
PerkinElmer, Inc.	100,000	4,360,000
Thermo Fisher Scientific Inc.	50,000	6,085,000
		11,050,570
Household Durables - 1.7%
Jarden Corporation (a)	95,000	5,710,450

Household Products - 2.7%
Kimberly-Clark Corporation	45,000	4,840,650
The Procter & Gamble Company	50,000	4,187,000
		9,027,650
Industrial Conglomerates - 0.4%
Raven Industries, Inc.	52,500	1,281,000

Insurance - 1.7%
Prudential Financial, Inc.	65,000	5,716,100

Internet Catalog & Retail - 0.9%
Amazon.com, Inc. (a)	9,500	3,063,180

Internet Software & Services - 6.3%
Akamai Technologies, Inc. (a)	90,000	5,382,000
eBay Inc. (a)	65,000	3,680,950
Google Inc. - Class A (a)	8,000	4,707,280
Google Inc. - Class C (a)	8,000	4,618,880
Sabre Corporation	124,926	2,238,049
		20,627,159

Machinery - 7.5%
Danaher Corporation	75,000	5,698,500
Dover Corporation	50,000	4,016,500
Generac Holdings Inc. (a)	92,000	3,729,680
The Gorman-Rupp Company	67,500	2,027,700
Pall Corporation	55,000	4,603,500
Valmont Industries, Inc.	35,000	4,722,550
		24,798,430
Marine - 1.6%
Kirby Corporation (a)	45,000	5,303,250

Media - 3.0%
Liberty Media Corporation - Class A (a)	28,000	1,321,040
Liberty Media Corporation - Class C (a)	56,000	2,631,440
Time Warner Cable Inc.	23,000	3,300,270
Time Warner Inc.	34,000	2,557,140
		9,809,890
Metals & Mining - 0.6%
Carpenter Technology Corporation	47,000	2,122,050

Oil & Gas & Consumable Fuels - 8.1%
Cabot Oil & Gas Corporation	120,000	3,922,800
ConocoPhillips	50,000	3,826,000
EOG Resources, Inc.	60,000	5,941,200
Exxon Mobil Corporation	55,000	5,172,750
Memorial Resource Development Corp. (a)	86,130	2,334,984
Noble Energy, Inc.	35,000	2,392,600
Range Resources Corporation	48,000	3,254,880
		26,845,214
Paper & Forest Products - 0.7%
International Paper Company	50,000	2,387,000

Pharmaceuticals - 6.3%
Abbott Laboratories	90,000	3,743,100
AbbVie Inc.	82,150	4,744,984
Johnson & Johnson	38,000	4,050,420
Merck & Co., Inc.	80,000	4,742,400
Pfizer Inc.	115,000	3,400,550
		20,681,454
Road & Rail - 3.3%
Kansas City Southern	28,000	3,393,600
Union Pacific Corporation	70,000	7,589,400
		10,983,000
Software - 2.3%
Adobe Systems Incorporated (a)	45,000	3,113,550
Microsoft Corporation	100,000	4,636,000
		7,749,550
Specialty Retail - 2.9%
The Home Depot, Inc.	50,000	4,587,000
Tiffany & Co.	25,000	2,407,750
Tractor Supply Company	40,000	2,460,400
		9,455,150
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	33,500	2,988,200
V.F. Corporation	60,000	3,961,800
		6,950,000
TOTAL COMMON STOCKS
(Cost $225,772,910)		325,933,190

SHORT-TERM INVESTMENT - 1.5%
Money Market Fund (c) - 1.5%
Federated Government Obligations Fund - Institutional Shares, 0.01%	5,034,800	5,034,800

TOTAL SHORT-TERM INVESTMENT
(Cost $5,034,800)		5,034,800

Total Investments - 100.1%
	(Cost $230,807,710)	330,967,990
Liabilities in Excess of Other Assets - (0.1)%		(196,349)
TOTAL NET ASSETS - 100.0%		$330,771,641

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September, 2014 was as follows*:

Cost of investments	$230,807,710
Gross unrealized appreciation	$103,234,852
Gross unrealized depreciation	(3,074,572
Net unrealized appreciation	$100,160,280

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 70.1%	Shares	Value
Aerospace & Defense - 2.3%
General Dynamics Corporation	1,400	$177,926
Honeywell International Inc.	3,400	316,608
Rockwell Collins, Inc.	4,400	345,400
		839,934
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	2,600	255,554

Banks - 6.1%
Bank of America Corporation	11,000	187,550
Comerica Incorporated	9,500	473,670
Cullen/Frost Bankers, Inc.	3,900	298,389
SunTrust Banks, Inc.	11,300	429,739
Wells Fargo & Company	9,071	470,513
Zions Bancorporation	13,300	386,498
		2,246,359
Beverages - 1.9%
The Coca-Cola Company	8,600	366,876
PepsiCo, Inc.	3,600	335,124
		702,000
Biotechnology - 1.5%
Celgene Corporation (a)	5,800	549,724

Chemicals - 3.9%
Air Products and Chemicals, Inc.	2,500	325,450
Airgas, Inc.	3,000	331,950
E. I. du Pont de Nemours and Company	4,200	301,392
FMC Corporation	4,300	245,917
Monsanto Company	1,900	213,769
		1,418,478
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	11,000	344,465
Waste Management, Inc.	6,100	289,933
		634,398
Communications Equipment - 0.4%
QUALCOMM Incorporated	2,000	149,540

Computers & Peripherals - 3.2%
Apple Inc.	5,950	599,463
EMC Corporation	9,400	275,044
International Business Machines Corporation	1,500	284,745
		1,159,252
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	2,700	348,138

Containers & Packaging - 1.0%
Ball Corporation	5,700	360,639

Diversified Financials - 1.2%
JPMorgan Chase & Co.	7,300	439,752

Diversified Telecommunication Services - 1.2%
AT&T Inc.	7,400	260,776
Verizon Communications, Inc.	3,841	192,012
		452,788

Electrical Equipment & Instruments - 0.5%
Emerson Electric Co.	3,000	187,740

Electronic Equipment & Instruments - 1.1%
National Instruments Corporation	7,500	231,975
Trimble Navigation Limited (a)	6,000	183,000
		414,975
Energy Equipment & Services - 0.9%
Schlumberger Limited (b)	3,395	345,237

Food & Drug Retailing - 2.8%
CVS Caremark Corporation	4,700	374,073
Walgreen Co.	5,200	308,204
Wal-Mart Stores, Inc.	4,300	328,821
		1,011,098
Health Care Equipment & Supplies - 2.5%
PerkinElmer, Inc.	12,000	523,200
Thermo Fisher Scientific Inc.	3,100	377,270
		900,470
Household Products - 2.2%
Colgate-Palmolive Company	4,700	306,534
Kimberly-Clark Corporation	2,100	225,897
The Procter & Gamble Company	3,500	293,090
		825,521
Industrial Conglomerates - 0.7%
General Electric Company	9,400	240,828

Insurance - 1.7%
MetLife, Inc.	6,300	338,436
Prudential Financial, Inc.	3,400	298,996
		637,432
Internet Catalog & Retail - 1.1%
Amazon.com, Inc. (a)	1,300	419,172

Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	6,600	394,680
Alibaba Group Holding Ltd. - ADR (a) (b)	4,500	399,825
eBay Inc. (a)	6,000	339,780
Google Inc. - Class A (a)	350	205,943
Google Inc. - Class C (a)	350	202,076
		1,542,304
IT Consulting & Services - 1.5%
Accenture PLC - Class A (b)	3,200	260,224
Automatic Data Processing, Inc.	3,700	307,396
		567,620
Machinery - 1.7%
Danaher Corporation	4,900	372,302
Pall Corporation	3,200	267,840
		640,142
Media - 3.9%
CBS Corporation - Class B	5,600	299,600
DIRECTV (a)	3,900	337,428
The Walt Disney Company	4,000	356,120
Time Warner Inc.	5,800	436,218
		1,429,366
Metals & Mining - 0.4%
Commercial Metals Company	9,500	162,165

Oil & Gas & Consumable Fuels - 7.0%
Cabot Oil & Gas Corporation	10,200	333,438
Chevron Corporation	2,695	321,568
Devon Energy Corporation	1,700	115,906
EOG Resources, Inc.	3,800	376,276
Exxon Mobil Corporation	3,227	303,499
Pioneer Natural Resources Company	1,400	275,758
Range Resources Corporation	4,000	271,240
SM Energy Company	3,400	265,200
The Williams Companies, Inc.	5,700	315,495
		2,578,380
Pharmaceuticals - 4.1%
Abbott Laboratories	10,200	424,218
AbbVie Inc.	8,200	473,632
Merck & Co., Inc.	5,200	308,256
Pfizer Inc.	10,000	295,700
		1,501,806
Real Estate Investment Trust - 0.9%
American Tower Corporation	3,400	318,342

Road & Rail - 0.9%
Union Pacific Corporation	3,000	325,260

Software - 1.9%
Adobe Systems Incorporated (a)	4,100	283,679
Citrix Systems, Inc. (a)	4,000	285,360
Nuance Communications, Inc. (a)	8,000	123,320
		692,359
Specialty Retail - 2.0%
The Home Depot, Inc.	4,400	403,656
O'Reilly Automotive, Inc. (a)	2,100	315,756
		719,412
Textiles, Apparel & Luxury Goods - 1.0%
V.F. Corporation	5,700	376,371

Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial Inc.	19,500	230,490

Trading Companies & Distributors - 0.5%
MRC Global Inc. (a)	8,000	186,560

TOTAL COMMON STOCKS
(Cost $15,264,373)		25,809,606

	Principal
CORPORATE BONDS - 29.1%	Amount	Value
Banks - 2.9%
Bank of America Corporation
1.350%, 11/21/2016	$250,000	$250,469
BB&T Corporation
2.150%, 03/22/2017
Callable 02/22/2017	200,000	203,373
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	210,000	208,363
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	300,000	314,824
Wells Fargo & Company
2.625%, 12/15/2016	100,000	103,519
		1,080,548

Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	99,935
The Coca-Cola Company
5.350%, 11/15/2017	100,000	112,112
		212,047
Biotechnology - 2.2%
Amgen Inc.
2.125%, 05/15/2017	225,000	229,153
Celgene Corporation
2.450%, 10/15/2015	245,000	249,337
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	332,819
		811,309
Capital Markets - 0.1%
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	35,000	35,222

Chemicals - 3.2%
Air Products and Chemicals, Inc.:
2.000%, 08/02/2016	100,000	102,123
1.200%, 10/15/2017	150,000	149,295
Eastman Chemical Company:
3.000%, 12/15/2015	200,000	205,388
2.400%, 06/01/2017	160,000	163,367
ECOLAB INC.
1.450%, 12/08/2017	250,000	248,272
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	299,121
		1,167,566
Commercial Services & Supplies - 0.6%
Waste Management, Inc.
2.600%, 09/01/2016	200,000	205,895

Computers & Peripherals - 1.6%
Hewlett-Packard Company:
2.650%, 06/01/2016	100,000	102,764
3.000%, 09/15/2016	175,000	181,198
NetApp, Inc.
2.000%, 12/15/2017	300,000	301,586
		585,548
Consumer Finance - 0.5%
American Express Credit Corporation
2.375%, 03/24/2017	175,000	179,184

Consumer Services - 0.6%
The Western Union Company
2.875%, 12/10/2017	225,000	231,827

Diversified Financials - 0.8%
JPMorgan Chase & Co.
2.000%, 08/15/2017	300,000	302,768

Diversified Telecommunication Services - 1.3%
AT&T Inc.
2.400%, 08/15/2016	200,000	204,761
Verizon Communications, Inc.:
3.000%, 04/01/2016	100,000	103,115
2.000%, 11/01/2016	150,000	152,431
		460,307

Electrical Equipment & Instruments - 0.8%
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	301,281

Energy Equipment & Services - 0.5%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	199,268

Food & Drug Retailing - 1.7%
CVS Caremark Corporation:
3.250%, 05/18/2015	50,000	50,884
5.750%, 06/01/2017	100,000	111,186
2.250%, 12/05/2018
Callable 11/05/2018	150,000	150,690
Walgreen Co.
1.800%, 09/15/2017	300,000	301,300
		614,060
Health Care Equipment & Supplies - 1.2%
DENTSPLY International Inc.
2.750%, 08/15/2016	100,000	102,893
Thermo Fisher Scientific Inc.
1.850%, 01/15/2018	325,000	324,954
		427,847
Health Care Providers & Services - 1.7%
Express Scripts Holding Co:
3.125%, 05/15/2016	200,000	207,234
2.650%, 02/15/2017	45,000	46,301
McKesson Corporation
3.250%, 03/01/2016	250,000	258,197
Medco Health Solutions, Inc.
2.750%, 09/15/2015	97,000	98,864
		610,596
Insurance - 0.6%
Prudential Financial, Inc.
3.000%, 05/12/2016	200,000	206,537

Internet Catalog & Retail - 0.8%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	292,112

Internet Software & Services - 0.3%
eBay Inc.
1.350%, 07/15/2017	125,000	124,562

Media - 0.8%
DIRECTV Holdings LLC
2.400%, 03/15/2017	300,000	306,879

Oil & Gas & Consumable Fuels - 1.9%
Apache Corporation
5.625%, 01/15/2017	75,000	82,133
Devon Energy Corporation
1.875%, 05/15/2017
Callable 04/15/2017	100,000	100,981
Noble Holding International Limited (b):
3.050%, 03/01/2016	160,000	164,500
2.500%, 03/15/2017	150,000	152,798
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	202,658
		703,070

	Pharmaceuticals - 2.0%
	AbbVie Inc.:
	1.200%, 11/06/2015	225,000	225,908
	2.000%, 11/06/2018	134,000	132,061
	Merck & Co., Inc.
	1.100%, 01/31/2018	275,000	272,340
	Teva Pharmaceutical Industries Ltd. (b)
	2.400%, 11/10/2016	100,000	102,636
			732,945
	Semiconductor Equipment & Products - 1.9%
	Applied Materials, Inc.
	2.650%, 06/15/2016	200,000	205,626
	Broadcom Corporation
	2.700%, 11/01/2018	300,000	307,453
	Intel Corporation
	1.350%, 12/15/2017	200,000	199,508
			712,587
	Software - 0.5%
	Oracle Corporation
	1.200%, 10/15/2017	200,000	198,646

	TOTAL CORPORATE BONDS
	(Cost $10,656,140)		10,702,611

	SHORT-TERM INVESTMENT - 0.7%	Shares	Value
	Money Market Fund (c) - 0.7%
	Federated Government Obligations Fund - Institutional Shares, 0.01%	272,526	272,526

	TOTAL SHORT-TERM INVESTMENT
	(Cost $272,526)		272,526

	Total Investments - 99.9%
	(Cost $26,193,039)		36,784,743
	Other Assets in Excess of Liabilities - 0.1%		34,246
	TOTAL NET ASSETS - 100.0%		$36,818,989

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	Cost of investments	$26,193,039
	Gross unrealized appreciation	$10,785,639
	Gross unrealized depreciation	(193,935)
	Net unrealized appreciation	$10,591,704

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)
	Principal
CORPORATE BONDS - 89.0%	Amount	Value
Aerospace & Defense - 0.6%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,387,259

Banks - 10.0%
Bank of America Corporation:
1.303%, 03/22/2018 (a)	5,548,000	5,655,814
4.200%, 08/26/2024	3,000,000	2,977,638
Branch Banking & Trust Company:
0.862%, 09/13/2016 (a)	2,325,000	2,321,966
0.793%, 05/23/2017 (a)	2,534,000	2,518,355
1.350%, 10/01/2017
Callable 09/01/2017	500,000	496,951
Comerica Incorporated:
3.000%, 09/16/2015	892,000	912,109
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	992,204
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	918,238
Wells Fargo & Company:
2.625%, 12/15/2016	3,000,000	3,105,564
0.863%, 04/23/2018 (a)	2,500,000	2,526,885
		22,425,724
Beverages - 0.9%
The Coca-Cola Company
5.350%, 11/15/2017	1,500,000	1,681,683
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	263,074
		1,944,757
Biotechnology - 5.5%
Amgen Inc.:
2.500%, 11/15/2016	1,000,000	1,028,829
2.125%, 05/15/2017	2,350,000	2,393,379
Celgene Corporation:
2.450%, 10/15/2015	5,279,000	5,372,438
1.900%, 08/15/2017	1,865,000	1,880,142
Gilead Sciences, Inc.
2.050%, 04/01/2019	1,550,000	1,539,911
		12,214,699
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,559,250

Capital Markets - 3.2%
Morgan Stanley (a):
4.500%, 08/30/2015	1,000,000	1,017,969
1.514%, 04/25/2018	2,500,000	2,572,557
1.083%, 01/24/2019	3,500,000	3,543,701
		7,134,227

Chemicals - 5.3%
Airgas, Inc.
2.950%, 06/15/2016
Callable 05/15/2016	950,000	979,897
Cytec Industries Inc.
6.000%, 10/01/2015	2,500,000	2,608,145
Eastman Chemical Company:
3.000%, 12/15/2015	2,625,000	2,695,715
2.400%, 06/01/2017	1,650,000	1,684,724
ECOLAB INC.
3.000%, 12/08/2016	1,760,000	1,827,665
The Lubrizol Corporation
5.500%, 10/01/2014	1,579,000	1,579,000
The Sherwin-Williams Company
1.350%, 12/15/2017	350,000	348,975
		11,724,121
Commercial Services & Supplies - 0.5%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,139,334

Communications Equipment - 1.3%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,065,113
4.950%, 02/15/2019	700,000	783,890
Harris Corporation
6.375%, 06/15/2019	900,000	1,029,416
		2,878,419
Computers & Peripherals - 2.6%
Hewlett-Packard Company:
1.174%, 01/14/2019 (a)	2,000,000	2,028,990
4.650%, 12/09/2021	2,000,000	2,168,304
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,681,932
		5,879,226
Consumer Finance - 2.9%
American Express Company (a)
0.825%, 05/22/2018	3,533,000	3,566,670
American Express Credit Corporation
2.800%, 09/19/2016	2,900,000	2,997,228
		6,563,898
Consumer Services - 2.7%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,090,876
2.875%, 12/10/2017	2,250,000	2,318,265
3.650%, 08/22/2018	2,500,000	2,606,240
		6,015,381
Containers & Packaging - 3.3%
Ball Corporation:
6.750%, 09/15/2020
Callable 03/15/2015	2,000,000	2,105,000
5.750%, 05/15/2021
Callable 11/15/2015	5,000,000	5,206,250
		7,311,250
Diversified Financials - 3.3%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	4,125,000	4,273,459
1.134%, 01/25/2018 (a)	3,000,000	3,056,670
		7,330,129

Diversified Telecommunication Services - 9.5%
AT&T Inc. (a):
1.148%, 11/27/2018	3,000,000	3,055,773
0.905%, 03/11/2019	1,500,000	1,512,783
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,105,000
6.150%, 09/15/2019	1,402,000	1,507,150
5.800%, 03/15/2022	4,500,000	4,635,000
Verizon Communications Inc. (a):
1.764%, 09/15/2016	4,000,000	4,102,832
1.984%, 09/14/2018	4,000,000	4,217,692
		21,136,230
Electrical Equipment & Instruments - 1.5%
Roper Industries, Inc.
1.850%, 11/15/2017	3,395,000	3,409,500

Energy Equipment & Services - 1.7%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,739,179
Weatherford International Ltd. (b)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	2,085,454
		3,824,633
Food & Drug Retailing - 6.5%
CVS Caremark Corporation:
5.750%, 06/01/2017	2,750,000	3,057,621
2.250%, 12/05/2018
Callable 11/05/2018	1,725,000	1,732,937
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,144,896
Walgreen Co.:
1.800%, 09/15/2017	4,550,000	4,569,715
3.100%, 09/15/2022	3,000,000	2,905,587
		14,410,756
Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	565,729

Health Care Equipment & Supplies - 3.3%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,487,831
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,180,059
Thermo Fisher Scientific Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,668,120
		7,336,010
Health Care Providers & Services - 2.3%
Express Scripts Holding Co
3.125%, 05/15/2016	2,760,000	2,859,832
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,349,590
		5,209,422
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,119,996

Household Durables - 1.4%
Jarden Corporation
7.500%, 05/01/2017	2,790,000	3,062,025

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,083,733

Insurance - 1.4%
Prudential Financial, Inc.
3.000%, 05/12/2016	3,023,000	3,121,810

Internet Catalog & Retail - 1.1%
Amazon.com, Inc.
1.200%, 11/29/2017	2,525,000	2,500,278

Media - 0.7%
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,640,089

Metals & Mining - 0.3%
Alcoa Inc.
5.550%, 02/01/2017	500,000	536,776

Multiline Retail - 2.2%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,676,976
Kohl's Corporation
6.250%, 12/15/2017	282,000	320,029
		4,997,005
Oil & Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,182,634
6.375%, 09/15/2017	2,000,000	2,268,584
Enterprise Products Operating LLC
3.200%, 02/01/2016	2,229,000	2,301,670
Noble Holding International Ltd. (b)
3.450%, 08/01/2015	4,855,000	4,955,246
Range Resources Corporation
5.000%, 08/15/2022
Callable 02/15/2017	4,100,000	4,212,750
		15,920,884
Real Estate Investment Trusts - 2.9%
American Tower Corporation:
5.050%, 09/01/2020	1,250,000	1,357,276
4.700%, 03/15/2022	4,870,000	5,105,961
		6,463,237
Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	205,240

Semiconductor Equipment & Products - 1.7%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,082,941
Broadcom Corporation
2.700%, 11/01/2018	1,700,000	1,742,235
Texas Instruments Incorporated
2.375%, 05/16/2016	1,000,000	1,028,602
		3,853,778
Software - 0.5%
Symantec Corporation
2.750%, 06/15/2017
Callable 05/15/2017	1,160,000	1,186,875

Specialty Retail - 0.7%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	548,859
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,092,183
		1,641,042
TOTAL CORPORATE BONDS
(Cost $194,272,204)		198,732,722

PREFERRED STOCKS - 0.8%	Shares	Value
Capital Markets - 0.8%
Merrill Lynch Preferred Capital Trust III
Callable 12/19/2014	75,000	1,920,000

TOTAL PREFERRED STOCKS
(Cost $1,820,339)		1,920,000

	Principal
U.S. GOVERNMENT ISSUES - 0.7%	Amount	Value
U.S. Treasury Notes - 0.7%
4.250%, 11/15/2014	500,000	502,597
4.250%, 08/15/2015	500,000	518,047
4.500%, 02/15/2016	500,000	528,858

TOTAL U.S. GOVERNMENT ISSUES
(Cost $1,493,971)		1,549,502

U.S. GOVERNMENT SPONSORED ENTITIES - 7.6%
Fannie Mae - 0.9%
5.000%, 03/15/2016	1,000,000	1,066,642
1.250%, 12/27/2019
Callable 12/27/2014	1,000,000	997,744
		2,064,386

Federal Home Loan Banks - 5.3%
4.875%, 05/17/2017	1,000,000	1,101,464
1.000%, 04/25/2028
Callable 10/25/2014	2,000,000	1,976,778
1.000%, 07/23/2019
Callable 07/23/2015	3,500,000	3,494,060
1.500%, 07/30/2019
Callable 01/30/2015	2,500,000	2,491,463
1.000%, 08/13/2019
Callable 02/13/2015	2,750,000	2,737,930
		11,801,695
Freddie Mac - 1.4%
0.750%, 09/20/2017
Callable 12/20/2014	2,500,000	2,501,740
5.125%, 11/17/2017	500,000	558,951
		3,060,691
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $16,754,296)		16,926,772

SHORT-TERM INVESTMENT - 1.3%	Shares	Value
Money Market Fund (c) - 1.3%
Federated Government Obligations Fund - Institutional Shares, 0.01%	2,969,345	2,969,345

TOTAL SHORT-TERM INVESTMENT
(Cost $2,969,345)		2,969,345

Total Investments - 99.4%
(Cost $217,310,155)		222,098,341
Other Assets in Excess of Liabilities - 0.6%		1,295,683
TOTAL NET ASSETS - 100.0%		$223,394,024

(a)	Floating rate.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$217,310,155
Gross unrealized appreciation	$5,356,676
Gross unrealized depreciation	(568,490)
Net unrealized appreciation	$4,788,186

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 2.4%
Honeywell International Inc.	15,000	$1,396,800

Auto Components - 1.9%
The Goodyear Tire & Rubber Company	50,000	1,129,250

Banks - 8.8%
BOK Financial Corporation	17,500	1,163,400
Cullen/Frost Bankers, Inc.	15,000	1,147,650
SunTrust Banks, Inc.	35,000	1,331,050
Zions Bancorporation	50,000	1,453,000
		5,095,100
Beverages - 3.1%
The Coca-Cola Company	20,000	853,200
PepsiCo, Inc.	10,000	930,900
		1,784,100
Chemicals - 4.8%
FMC Corporation	24,000	1,372,560
Monsanto Company	12,500	1,406,375
		2,778,935
Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	25,000	782,875

Computers & Peripherals - 3.3%
EMC Corporation	40,000	1,170,400
International Business Machines Corporation	4,020	763,117
		1,933,517
Construction Materials - 2.8%
Martin Marietta Materials, Inc.	12,500	1,611,750

Diversified Financials - 2.6%
JPMorgan Chase & Co.	25,000	1,506,000

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	18,812	940,412

Electrical Equipment & Instruments - 2.3%
Roper Industries, Inc.	9,000	1,316,610

Electronic Equipment & Instruments - 3.2%
National Instruments Corporation	25,000	773,250
Trimble Navigation Limited (a)	36,100	1,101,050
		1,874,300
Energy Equipment & Services - 1.5%
Schlumberger Limited (b)	8,400	854,196

Food & Drug Retailing - 2.7%
CVS Caremark Corporation	20,000	1,591,800

Food Products - 3.2%
Kraft Foods Group, Inc.	15,000	846,000
Mondelez International, Inc. - Class A	29,700	1,017,670
		1,863,670

Health Care Equipment & Supplies - 1.6%
DENTSPLY International Inc.	20,000	912,000

Household Durables - 2.5%
Whirlpool Corporation	10,000	1,456,500

Insurance - 5.9%
MetLife, Inc.	35,000	1,880,200
Prudential Financial, Inc.	17,500	1,538,950
		3,419,150
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	25,000	1,495,000
eBay Inc. (a)	20,000	1,132,600
		2,627,600
Machinery - 6.1%
Barnes Group Inc.	30,000	910,500
Danaher Corporation	17,500	1,329,650
Dover Corporation	16,000	1,285,280
		3,525,430
Multiline Retail - 3.4%
Kohl's Corporation	18,000	1,098,540
Macys, Inc.	15,200	884,336
		1,982,876
Oil & Gas & Consumable Fuels - 10.8%
Cabot Oil & Gas Corporation	40,000	1,307,600
ConocoPhillips	11,000	841,720
Exxon Mobil Corporation	4,000	376,200
Gulfport Energy Corporation (a)	21,500	1,148,100
Noble Energy, Inc.	16,500	1,127,940
Range Resources Corporation	10,000	678,100
The Williams Companies, Inc.	15,000	830,250
		6,309,910
Paper & Forest Products - 2.0%
International Paper Company	25,000	1,193,500

Pharmaceuticals - 2.5%
AbbVie Inc.	25,000	1,444,000

Software - 6.0%
Adobe Systems Incorporated (a)	22,500	1,556,775
Citrix Systems, Inc. (a)	18,500	1,319,790
Nuance Communications, Inc. (a)	40,000	616,600
		3,493,165
Specialty Retail - 4.8%
The Home Depot, Inc.	10,000	917,400
Pier 1 Imports, Inc.	60,000	713,400
Tiffany & Co.	12,000	1,155,720
		2,786,520
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial Inc.	65,000	768,300

TOTAL COMMON STOCKS
(Cost $36,605,493)		56,378,266

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds (c)- 3.4%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	243,399	243,399
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,720,537	1,720,537

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,963,936)		1,963,936

Total Investments - 100.3%
(Cost $38,569,429)		58,342,202
Liabilities in Excess of Other Assets - (0.3)%		(184,383)
TOTAL NET ASSETS - 100.0%		$58,157,819

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$38,569,429
Gross unrealized appreciation	$20,371,950
Gross unrealized depreciation	(599,177)
Net unrealized appreciation	$19,772,773

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International Inc.	7,675	$714,696

Banks - 4.6%
Comerica Incorporated	12,975	646,933
Cullen/Frost Bankers, Inc.	3,000	229,530
Texas Capital Bancshares, Inc. (a)	10,000	576,800
		1,453,263
Beverages - 1.4%
The Coca-Cola Company	10,000	426,600

Biotechnology - 1.5%
Amgen Inc.	3,275	460,006

Chemicals - 1.1%
FMC Corporation	6,000	343,140

Communications Equipment - 2.4%
QUALCOMM Incorporated	10,000	747,700

Computers & Peripherals - 6.2%
Apple Inc.	10,500	1,057,875
EMC Corporation	30,000	877,800
		1,935,675
Consumer Finance - 2.4%
American Express Company	8,750	765,975

Containers & Packaging - 0.7%
Greif, Inc. - Class A	5,000	219,050

Electrical Equipment & Instruments - 6.8%
AMETEK, Inc.	10,000	502,100
Emerson Electric Co.	12,000	750,960
Roper Industries, Inc.	6,000	877,740
		2,130,800
Electronic Equipment & Instruments - 3.9%
National Instruments Corporation	18,000	556,740
Trimble Navigation Limited (a)	22,000	671,000
		1,227,740
Energy Equipment & Services - 2.7%
Halliburton Company	6,750	435,443
Schlumberger Limited (b)	4,200	427,098
		862,541
Food & Drug Retailing - 3.7%
CVS Caremark Corporation	9,375	746,157
Walgreen Co.	7,000	414,890
		1,161,047
Food Products - 1.8%
The WhiteWave Foods Company (a)	15,125	549,491

Health Care Equipment & Supplies - 2.2%
Zimmer Holdings, Inc.	6,950	698,823

Health Care Providers & Services - 4.3%
Express Scripts Holding Co (a)	8,000	565,040
McKesson Corporation	4,000	778,680
		1,343,720
Hotels, Restaurants & Leisure - 2.0%
Yum! Brands, Inc.	8,800	633,424

Household Products - 3.3%
Colgate-Palmolive Company	12,000	782,640
The Procter & Gamble Company	3,000	251,220
		1,033,860
Insurance - 2.0%
Prudential Financial, Inc.	7,000	615,580

Internet Catalog & Retail - 2.6%
Amazon.com, Inc. (a)	2,500	806,100

Internet Software & Services - 11.8%
Akamai Technologies, Inc. (a)	17,000	1,016,600
Facebook, Inc. - Class A (a)	14,000	1,106,560
Google Inc. - Class A (a)	1,000	588,410
Google Inc. - Class C (a)	1,000	577,360
Yahoo! Inc. (a)	10,000	407,500
		3,696,430
Machinery - 4.7%
Danaher Corporation	11,000	835,780
Dover Corporation	8,025	644,648
		1,480,428
Media - 1.0%
The Walt Disney Company	3,500	311,605

Oil & Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corporation	20,000	653,800
Memorial Resource Development Corp. (a)	20,000	542,200
Range Resources Corporation	10,000	678,100
		1,874,100
Pharmaceuticals - 2.9%
AbbVie Inc.	16,000	924,160

Software - 3.7%
ACI Worldwide, Inc. (a)	24,000	450,240
Citrix Systems, Inc. (a)	10,000	713,400
		1,163,640
Specialty Retail - 5.1%
The Home Depot, Inc.	6,000	550,440
O'Reilly Automotive, Inc. (a)	3,000	451,080
Tractor Supply Company	10,000	615,100
		1,616,620
Textiles, Apparel & Luxury Goods - 4.6%
NIKE, Inc. - Class B	6,000	535,200
V.F. Corporation	14,000	924,420
		1,459,620
TOTAL COMMON STOCKS
(Cost $20,233,118)		30,655,834

SHORT-TERM INVESTMENT - 2.6%
Money Market Fund - 2.6%
Federated Government Obligations Fund - Institutional Shares, 0.01%	818,455	818,455

TOTAL SHORT-TERM INVESTMENT
(Cost $818,455)		818,455

Total Investments - 100.3%
(Cost $21,051,573)		31,474,289
Liabilities in Excess of Other Assets - (0.3)%		(86,511)
TOTAL NET ASSETS - 100.0%		$31,387,778

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$21,051,573
Gross unrealized appreciation	$10,617,777
Gross unrealized depreciation	(195,061)
Net unrealized appreciation	$10,422,716

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	3,440	$136,568
Teledyne Technologies Incorporated (a)	1,980	186,140
		322,708
Automobiles - 0.5%
Winnebago Industries, Inc. (a)	2,776	60,434

Banks - 6.6%
BancorpSouth, Inc.	8,883	178,904
Columbia Banking System, Inc.	6,605	163,870
Hanmi Financial Corporation	5,945	119,851
Prosperity Bancshares, Inc.	2,355	134,635
Texas Capital Bancshares, Inc. (a)	3,710	213,993
		811,253
Biotechnology - 2.7%
Charles River Laboratories International, Inc. (a)	2,120	126,649
EXACT Sciences Corporation (a)	10,810	209,498
		336,147
Building Products - 0.7%
PGT, Inc. (a)	9,599	89,463

Chemicals - 2.3%
Globe Specialty Metals Inc.	6,390	116,234
PolyOne Corporation	4,730	168,293
		284,527
Commercial Services & Supplies - 4.0%
Healthcare Services Group, Inc.	5,720	163,649
Hillenbrand, Inc.	6,060	187,193
MSA Safety Incorporated	2,915	144,001
		494,843
Communications Equipment - 3.8%
Ciena Corporation (a)	8,255	138,024
Infinera Corporation (a)	14,740	157,276
Knowles Corporation (a)	2,025	53,662
Sonus Networks, Inc. (a)	35,425	121,153
		470,115
Construction & Engineering - 1.2%
Primoris Services Corporation	5,355	143,728

Construction Materials - 1.1%
Headwaters Incorporated (a)	11,125	139,508

Containers & Packaging - 0.8%
Greif, Inc. - Class A	2,155	94,411

Diversified Consumer Services - 0.9%
DeVry Education Group Inc.	2,705	115,801

Diversified Financials - 2.2%
HFF, Inc. - Class A	4,745	137,368
MarketAxess Holdings Inc.	2,200	136,092
		273,460

Diversified Telecommunication Services - 1.0%
Ruckus Wireless, Inc. (a)	9,060	121,042

Electrical Equipment & Instruments - 1.2%
Franklin Electric Co., Inc.	4,110	142,781

Electronic Equipment & Instruments - 2.2%
Belden Inc.	1,865	119,397
Coherent, Inc. (a)	2,380	146,061
		265,458
Health Care Equipment & Supplies - 7.1%
Cyberonics, Inc. (a)	2,695	137,876
DexCom Inc. (a)	4,875	194,951
Endologix, Inc. (a)	9,695	102,767
MWI Veterinary Supply, Inc. (a)	1,440	213,696
The Spectranetics Corporation (a)	8,368	222,338
		871,628
Health Care Providers & Services - 4.0%
Acadia Healthcare Company, Inc. (a)	3,905	189,392
Team Health Holdings, Inc. (a)	5,135	297,779
		487,171
Hotels, Restaurants & Leisure - 2.4%
Belmond Ltd. - Class A (a) (b)	12,895	150,356
La Quinta Holdings Inc (a)	7,555	143,469
		293,825
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	3,145	76,738

Internet Software & Services - 3.6%
Euronet Worldwide, Inc. (a)	4,425	211,471
LogMeIn, Inc. (a)	2,815	129,687
SPS Commerce, Inc. (a)	1,835	97,530
		438,688
IT Consulting & Services - 2.0%
Acxiom Corporation (a)	7,390	122,304
Sapient Corporation (a)	8,935	125,090
		247,394
Leisure Equipment & Products - 1.0%
Pool Corporation	2,275	122,668

Machinery - 3.9%
Barnes Group Inc.	4,695	142,493
Chart Industries, Inc. (a)	1,272	77,758
CLARCOR Inc.	2,435	153,600
The Manitowoc Company, Inc.	4,645	108,925
		482,776
Media - 1.3%
The E.W. Scripps Company - Class A (a)	9,560	155,924

Metals & Mining - 2.8%
Carpenter Technology Corporation	1,835	82,850
Commercial Metals Company	6,190	105,663
Worthington Industries, Inc.	4,020	149,625
		338,138

Oil & Gas & Consumable Fuels - 9.3%
Athlon Energy Inc. (a)	6,493	378,088
Bill Barrett Corporation (a)	7,540	166,182
Matador Resources Company (a)	6,405	165,569
Parsley Energy, Inc. - Class A (a)	6,895	147,070
Sanchez Energy Corporation (a)	5,439	142,828
Synergy Resources Corporation (a)	11,995	146,219
		1,145,956
Pharmaceuticals - 2.7%
Akorn, Inc. (a)	9,126	331,000

Real Estate Investment Trusts - 5.4%
Kennedy-Wilson Holdings, Inc.	6,950	166,522
Pebblebrook Hotel Trust	3,480	129,943
Sovran Self Storage, Inc.	1,665	123,809
Stag Industrial, Inc.	5,695	117,944
Strategic Hotels & Resorts, Inc. (a)	11,085	129,140
		667,358
Road & Rail - 1.1%
Landstar System, Inc.	1,780	128,498

Semiconductor Equipment & Products - 1.5%
Rambus Inc. (a)	14,805	184,766

Software - 2.2%
ACI Worldwide, Inc. (a)	10,080	189,101
Interactive Intelligence Group, Inc. (a)	1,885	78,793
		267,894
Specialty Retail - 0.6%
Pier 1 Imports, Inc.	5,985	71,162

Textiles, Apparel & Luxury Goods - 5.4%
Deckers Outdoor Corporation (a)	1,945	189,015
Kate Spade & Company (a)	4,135	108,461
Movado Group, Inc.	3,720	122,983
Oxford Industries, Inc.	2,270	138,447
Skechers U.S.A., Inc. - Class A (a)	1,850	98,624
		657,530
Thrifts & Mortgage Finance - 2.5%
Capitol Federal Financial Inc.	9,975	117,904
Home Bancshares Inc.	6,385	187,783
		305,687
Trading Companies & Distributors - 0.8%
Aceto Corporation	4,915	94,958

TOTAL COMMON STOCKS
(Cost $9,768,382)		11,535,438

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds (c)- 6.2%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	294,850	294,850
Federated Government Obligations Fund - Institutional Shares, 0.01%	365,741	365,741
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01%	96,476	96,476

TOTAL SHORT-TERM INVESTMENTS
(Cost $757,067)		757,067

Total Investments - 100.2%
(Cost $10,525,449)		12,292,505
Liabilities in Excess of Other Assets - (0.2)%		(26,560)
TOTAL NET ASSETS - 100.0%		$12,265,945

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$10,525,449
Gross unrealized appreciation	$2,184,920
Gross unrealized depreciation	(417,864)
Net unrealized appreciation	$1,767,056

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2014 (Unaudited)

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees. The
Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the
Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not
	active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active
	markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public
	information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable
	inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability
	based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of September 30, 2014.
.
	LKCM Small Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$868,049,525	$-	$-	$868,049,525
	Money Market Funds	38,602,193	-	-	38,602,193
	Total Investments*	$906,651,718	$-	$-	$906,651,718

	LKCM Small-Mid Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$356,297,287	$-	$-	$356,297,287
	Money Market Funds	23,379,180	-	-	23,379,180
	Total Investments*	$379,676,467	$-	$-	$379,676,467

	LKCM Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$325,933,190	$-	$-	$325,933,190
	Money Market Fund	5,034,800	-	-	5,034,800
	Total Investments*	$330,967,990	$-	$-	$330,967,990

	LKCM Balanced Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$25,809,606	$-	$-	$25,809,606
	Corporate Bonds	-	10,702,611	-	10,702,611
	Money Market Fund	272,526	-	-	36,512,217
	Total Investments*	$26,082,132	$10,702,611	$-	$36,784,743

	LKCM Fixed Income Fund
	Description	Level 1	Level 2	Level 3	Total
	Preferred Stock	$1,920,000	$-	$-	$1,920,000
	Corporate Bonds	-	198,732,722	-	198,732,722
	U.S. Government Issues	-	1,549,502	-	1,549,502
	U.S. Government Sponsored Entities	-	16,926,772	-	16,926,772
	Money Market Fund	2,969,345	-	-	2,969,345
	Total Investments*	$4,889,345	$217,208,996	$-	$222,098,341

	LKCM Aquinas Value Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$56,378,266	$-	$-	$56,378,266
	Money Market Funds	1,963,936	-	-	1,963,936
	Total Investments*	$58,342,202	$-	$-	$58,342,202

	LKCM Aquinas Growth Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$30,655,834	$-	$-	$30,655,834
	Money Market Fund	818,455	-	-	818,455
	Total Investments*	$31,474,289	$-	$-	$31,474,289

	LKCM Aquinas Small Cap Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$11,535,438	$-	$-	$11,535,438
	Money Market Funds	757,067	-	-	757,067
	Total Investments*	$12,292,505	$-	$-	$12,292,505

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the previous annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
                                             J. Luther King, Jr., President

Date November 25, 2014

By (Signature and Title) /s/ Jacob D. Smith
                                              Jacob D. Smith, Chief Financial Officer

Date November 25, 2014